Financial Instruments and Risk Management (Derivatives Designated as Hedging Instruments Fair Values of Derivative Instruments) (Details) (Designated as Hedging Instrument, USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	$ 183,405	$ 36,647
Liability Derivatives, Fair Value	68,949	25,686
Prepaid expenses and other current assets | Interest rate swaps
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	90,305	36,647
Other assets | Interest rate swaps
Derivatives, Fair Value [Line Items]
Asset Derivatives, Fair Value	93,100
Other current liabilities | Interest rate swaps
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value	15,826	9,823
Other current liabilities | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value	$ 53,123	$ 15,863